[LOGO]  Federated Investors

        Fortress
        Adjustable Rate
        U. S. Government
        Fund, Inc.


        5th Semi-Annual Report
        August 31, 1995


        Established 1991

        FIXED INCOME


President's Message

[INSERT PHOTO HERE]

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for Fortress Adjustable Rate U.S. Government Fund for the 6-month period ended August 31, 1995. This Report contains a discussion with the fund's portfolio manager, Kathy Foody-Malus, Vice President of Federated Advisers. Following the discussion, you will find the fund's financial statements and a complete listing of the fund's investments in U.S. government Agencies, and adjustable rate mortgage securities. This investment is considered a high quality investment as rated AAAf by Standard & Poor's Ratings Group.*

The fund seeks to pay shareholders current income and accepts the modest fluctuation in share prices by investing exclusively in U.S. government adjustable-rate mortgage issues. Since the fund's inception in July 1991, fund share prices and income distributions have reflected short-term interest rate changes. This adjustable rate fund offers relative safety and income payments.

The fund's managers are conservative in their selection and management of adjustable rate mortgage-backed securities. They do not use speculative U.S. government derivative securities such as inverse floaters and interest-only STRIPS. They do not employ leverage. Also, the fund's portfolio is reset against the one-year Constant Maturity Treasury Index, as well as the London Interbank offered Rate (LIBOR).

The breakdown of the fund's portfolio as of August 31, 1995 was:

Federal Home Loan Mortgage Corporation          40.8%
Federal National Mortgage Association           29.5%
Government National Mortgage Association     11.6%
U.S. Treasury Notes                          5.3%
Repurchase Agreements                            12.8%

On August 31, 1995, the fund's net assets stood at $354.3 million, and the net asset value per share was $9.51. Shareholders received income dividends of $11.0 million, or $0.27 per share for the 6-month period ended August 31, 1995. During the 6-month reporting period, the share price of your fund rose from $9.46 to $9.51, adding back the fund's distributions of $0.27 per share to the 8/31/95 net asset value, the fund's total return was 3.44% for the report period. (Including the 1% contingent deferred sales charge, the fund's total return was 2.46%.)


*Ratings are subject to change.
The fund's average annualized total returns for one-year and since inception (7/25/91) were 4.57% and 4.16%, respectively.**

On July 6, 1995, Alan Greenspan, Chairman of the Federal Reserve Board, lowered short-term interest rates by 0.25% to 5.75%. This occurred after 7 interest rate boosts over the past 12 months. Just as the previous interest rate increases depressed bond prices, this modest interest rate reduction caused bond prices to increase across the bond market, including the adjustable-rate securities.

Currently, the fund's portfolio has a modified duration of 1.75 years and an average coupon of 7.45%. Furthermore, in an adjustable fund such as this, it is important to know the average months to reset is 6 months.

We are optimistic about the continued price action and income payments of adjustable rate mortgage securities.

I urge you to read the comments by Kathy Foody-Malus and recommend that you add to your account.

Thank you for your continued support of Fortress Adjustable Rate U.S. Government Fund. If you have any questions concerning your account, please do not hesitate to write.

Very sincerely yours,

Richard B. Fisher
President

October 16, 1995


** Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The above figures are as of 8/31/95 and include the 1% contingent deferred sales charge that applies to shares redeemed within four years.

Investment Review

[INSERT PHOTO HERE]
Kathy Foody-Malus
Vice President,
Federated Advisers

Q Kathy, what are the benefits of investing in U.S. Government Agency adjustable rate securities?


A  Adjustable rate mortgage-backed securities (ARMs) differ from conventional ones in that their interest rates change, not in lockstep with the general level of rates, but-depending on the mortgages semi-annually or annually. This feature allows ARMs to offer
            -
   investors many advantages:

 . coupon rates that adjust periodically toward the current level of interest rates;
 . less interest rate risk-particularly in terms of price volatility and reinvestment risk;
 . less vulnerability to sharp shifts in prepayment rate patterns caused by changes in interest rates;*
 . relatively short average lives, along with short duration-which help to reduce exposure to market value changes.


Q What is your view of the interest rate environment during the semi-annual reporting period?


A Over the semi-annual reporting period, the economic data has been mixed. The industrial sector data continues to be weak via new factory orders and the purchasing manager's index. Offsetting the weakness in the industrial sector, the employment picture is much stronger as shown through monthly employment data as well as weekly initial claims.
   While consumer spending remains the critical question, a pickup in employment should provide impetus by increasing income. Other fundamentals such as housing are also appearing brighter.

The bond market during this time period has definitely viewed the glass as half full, choosing to focus on the economic data which has shown signs of a weakening economy. During this time, the one-year and two-year U.S. Treasury notes declined in yields by 78 and 92 basis points (less than 1%), respectively. During this reporting period, the fund's net asset value increased from $9.46 to $9.51.


* You should be aware that investing in mortgage-backed securities involves prepayment risk, which is the possibility that some securities may receive unscheduled principal payments. This may lower the fund's total return.


Q  How do you see this impacting the ARMs market?


A After enjoying good performance in the first half of 1995, the ARMs sector came under some pressure as concerns over potential increasing prepayments impacted the market. The U.S. Treasury market rally created a flat yield curve which resulted in homeowners of adjustable rate mortgages witnessing mortgage rate increases above where they could obtain a fixed-rate mortgage. This historically rare occurrence has given adjustable rate homeowners the incentive to refinance, increasing forecasted prepayment rates on ARM securities.


Q  What are your current investment strategies in response to this environment?


A This environment requires careful management of prepayment exposure. In order to mitigate prepayment risk, securities exhibiting high refinance potential were sold and replaced with U.S. Treasurys and GNMA ARMs. GNMA ARMs feature lower periodic caps and margins which will serve to reduce prepayment risk relative to conventional ARMs. In addition, if interest rate volatility decreases, GNMA ARMs will benefit due to reduced cap values. On the whole, the GNMA ARM sector should outperform other ARMs sectors should the yield curve either flatten with the long-end rallying, or interest rates remain in a trading range.


Q In the adjustable rate mortgage fund universe, Fortress Adjustable Rate U.S. Government Fund, Inc. has been described as a "pure government fund." Has this changed due to market conditions?


A No. The fund has continued to emphasize U.S. government agencies with adjustable rate features and a yield curve target of one to two years. (The fund will, under normal circumstances invest at least 65% of its assets in adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Fund shares are not guaranteed.) The fund during the semi-annual reporting period, maintained a neutral portfolio strategy stressing market responsive indices. Over 80% of the ARMs within the fund reset off the one-year CMT Index.* This portfolio structure resulted in good relative performance versus similar duration U.S. Treasurys as well as ARMs indices. The fund's net total return for the six months ended 8/31/95 was 3.44%** compared to 3.65% for the Merrill Lynch 1-Year Treasury Note Index, 4.81% for the Merrill Lynch 2-year Treasury Note Index, and 2.02% for the Lipper ARMs Fund Average.*


Q You mention the term "reset" as an important factor in fund management. What is it and why is it important?


A Rate "reset" frequency and time to next rate "reset" are important factors in determining the value of an adjustable rate mortgage security. The impact of the periodic caps becomes more pronounced the longer the time between coupon resets, because the likelihood of rates exceeding the cap levels increases.


Q  What U.S. government issues are the fund's assets invested in?


A The fund's assets are primarily invested in adjustable rate mortgage issues as follows:

   Federal Home Loan Mortgage Corporation       40.8%
   Federal National Mortgage Association        29.5%
   Government National Mortgage Association     11.6%

*  This index is unmanaged.
** This figure does not include the 1% contingent deferred sales charge that applies to shares redeemed within four years. Performance quoted represents past performance. Investment return and value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Two Ways You May Seek to Invest for Success in
Fortress Adjustable Rate U.S. Government Fund, Inc.
--------------------------------------------------------------------------------

Initial Investment:

If you made an initial investment of $5,000 in the fund, on July 25, 1991, reinvested dividends and capital gains, and did not redeem any shares, your account would have been worth $5,909 on August 31, 1995. You would have earned a 4.16%* average annual total return for the 5-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of September 30, 1995, the fund's average annual one-year, and since inception (7/25/91) total returns were 5.19%, and 4.19%, respectively.


                             [INSERT CHART HERE]


* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1% contingent deferred sales charge prior to 48 months.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Fortress Adjustable Rate U.S. Government Fund, Inc.
--------------------------------------------------------------------------------

One Step at a Time:

$1,000 invested each year for 5 years (reinvesting all dividends and capital gains) grew to $5,419.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the fund on July 25, 1991, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $5,000, but your account would have reached a total value of $5,419* by August 31, 1995. You would have earned an average annual total return of 3.86%.

A practical investment plan helps you pursue long-term performance from U.S. government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!



                             [INSERT CHART HERE]


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.


Fortress Adjustable Rate U.S. Government Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
August 31, 1995
(unaudited)

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  -------------------------------------------------------------------------------  --------------
U.S. GOVERNMENT OBLIGATIONS--88.2%
-----------------------------------------------------------------------------------------------
                FEDERAL HOME LOAN MORTGAGE CORP. PC,
                ADJUSTABLE RATE MORTGAGES--43.9%
                -------------------------------------------------------------------------------
$  151,829,602  5.479%-8.371%, 9/1/2017-8/1/2025                                                 $  155,703,076
                -------------------------------------------------------------------------------  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.8%
                -------------------------------------------------------------------------------
     5,764,704  11.50%-12.25%, 12/1/2010-11/1/2015                                                    6,436,634
                -------------------------------------------------------------------------------  --------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION,
                ADJUSTABLE RATE MORTGAGES--30.0%
                -------------------------------------------------------------------------------
   104,080,824  5.408%-7.972%, 3/1/2016-3/1/2033                                                    106,267,044
                -------------------------------------------------------------------------------  --------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION,
                ADJUSTABLE RATE MORTGAGES--8.4%
                -------------------------------------------------------------------------------
    30,000,000  5.50%-6.00%, 9/20/2025-10/20/2025                                                    29,890,600
                -------------------------------------------------------------------------------  --------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.1%
                -------------------------------------------------------------------------------
    12,689,284  11.50%-12.00%, 11/15/2012-7/15/2019                                                  14,335,173
                -------------------------------------------------------------------------------  --------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                (IDENTIFIED COST $309,641,945)                                                      312,632,527
                -------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--5.6%
-----------------------------------------------------------------------------------------------
                U.S. TREASURY NOTES--5.6%
                -------------------------------------------------------------------------------
    20,000,000  5.625%-6.125%, 5/31/1997-6/30/1997                                                   20,014,600
                -------------------------------------------------------------------------------  --------------
                TOTAL U.S. TREASURY OBLIGATIONS
                (IDENTIFIED COST $19,940,858)                                                        20,014,600
                -------------------------------------------------------------------------------  --------------
(A)REPURCHASE AGREEMENTS--13.8%
-----------------------------------------------------------------------------------------------
    10,000,000  (b)CS First Boston Corp., 5.75%, dated 8/24/1995, due 9/21/1995                      10,000,000
                -------------------------------------------------------------------------------  --------------
    20,000,000  (b)CS First Boston Corp., 5.76%, dated 8/18/1995, due 9/21/1995                      20,000,000
                -------------------------------------------------------------------------------  --------------
    10,000,000  Harris, Nesbitt, Thomson Securities, Inc., 5.80%, dated 8/31/1995, due 9/1/1995      10,000,000
                -------------------------------------------------------------------------------  --------------





Fortress Adjustable Rate U.S. Government Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                           VALUE
--------------  -------------------------------------------------------------------------------  --------------
(A)REPURCHASE AGREEMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
$    8,900,000  J.P. Morgan Securities, Inc., 5.83%, dated 8/31/1995, due 9/1/1995               $    8,900,000
                -------------------------------------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                      48,900,000
                -------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS (IDENTIFIED COST $378,482,803)(C)                              $  381,547,127
                -------------------------------------------------------------------------------  --------------


(a) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(c) The cost of investments for federal tax purposes amounts to $378,482,803. The net unrealized appreciation on a federal tax cost basis amounts to $3,064,324 and is comprised of $3,758,573 appreciation and $694,249 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($354,282,433) at August 31, 1995.

(See Notes which are an integral part of the Financial Statements)




Fortress Adjustable Rate U.S. Government Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
August 31, 1995
(unaudited)

ASSETS:
------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                              $   48,900,000
--------------------------------------------------------------------------------
Investments in securities                                                            332,647,127
--------------------------------------------------------------------------------  --------------
Total investments in securities, at value (identified and tax cost $378,482,803)                  $   381,547,127
------------------------------------------------------------------------------------------------
Cash                                                                                                        4,797
------------------------------------------------------------------------------------------------
Income receivable                                                                                       6,670,027
------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        19,983,307
------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                    975
------------------------------------------------------------------------------------------------
Deferred expenses                                                                                         156,752
------------------------------------------------------------------------------------------------  ---------------
     Total assets                                                                                     408,362,985
------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------
Payable for investments purchased                                                 $   52,399,967
--------------------------------------------------------------------------------
Payable for shares redeemed                                                              823,536
--------------------------------------------------------------------------------
Income distribution payable                                                              696,408
--------------------------------------------------------------------------------
Accrued expenses                                                                         160,641
--------------------------------------------------------------------------------  --------------
     Total liabilities                                                                                 54,080,552
------------------------------------------------------------------------------------------------  ---------------
NET ASSETS for 37,251,300 shares outstanding                                                      $   354,282,433
------------------------------------------------------------------------------------------------  ---------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------
Paid in capital                                                                                   $   396,909,122
------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                              3,064,324
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (45,158,246)
------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                         (532,767)
------------------------------------------------------------------------------------------------  ---------------
     Total Net Assets                                                                             $   354,282,433
------------------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE: ($354,282,433 / 37,251,300 shares outstanding)                                   $9.51
------------------------------------------------------------------------------------------------  ---------------
OFFERING PRICE PER SHARE:                                                                                   $9.51
------------------------------------------------------------------------------------------------  ---------------
REDEMPTION PROCEEDS PER SHARE: (99/100 of 9.51)*                                                            $9.41
------------------------------------------------------------------------------------------------  ---------------


*See "Redeeming Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)




Fortress Adjustable Rate U.S. Government Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
August 31, 1995
(unaudited)

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $182,430)                                                   $   12,923,708
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  1,165,900
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                  147,098
------------------------------------------------------------------------------------
Custodian fees                                                                              36,887
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                   123,615
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    6,072
------------------------------------------------------------------------------------
Auditing fees                                                                                7,176
------------------------------------------------------------------------------------
Legal fees                                                                                   5,152
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   46,409
------------------------------------------------------------------------------------
Distribution services fee                                                                  485,792
------------------------------------------------------------------------------------
Shareholder services fee                                                                   485,792
------------------------------------------------------------------------------------
Share registration costs                                                                    50,416
------------------------------------------------------------------------------------
Printing and postage                                                                        27,600
------------------------------------------------------------------------------------
Insurance premiums                                                                           4,968
------------------------------------------------------------------------------------
Taxes                                                                                       52,808
------------------------------------------------------------------------------------
Miscellaneous                                                                                6,624
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                      2,652,309
------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------
Waiver of investment advisory fee                                        $  (180,424)
-----------------------------------------------------------------------
Waiver of distribution services fee                                         (456,160)
-----------------------------------------------------------------------
Waiver of shareholder services fee                                           (29,631)
-----------------------------------------------------------------------  -----------
     Total waivers                                                                        (666,215)
------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   1,986,094
--------------------------------------------------------------------------------------------------  --------------
               Net investment income                                                                    10,937,614
--------------------------------------------------------------------------------------------------  --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           885,422
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     2,249,810
--------------------------------------------------------------------------------------------------  --------------
     Net realized and unrealized gain on investments                                                     3,135,232
--------------------------------------------------------------------------------------------------  --------------
          Change in net assets resulting from operations                                            $   14,072,846
--------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)




Fortress Adjustable Rate U.S. Government Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                          (UNAUDITED)             YEAR ENDED
                                                                        AUGUST 31, 1995        FEBRUARY 28, 1995
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------
Net investment income                                                   $     10,937,614       $      27,225,124
-------------------------------------------------------------------
Net realized gain (loss) on investments ($885,422 net gain and
$21,867,392 net loss, respectively, as computed for federal tax
purposes)                                                                        885,422             (24,587,433)
-------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           1,471,656               1,918,498
-------------------------------------------------------------------  ----------------------  ---------------------
     Change in net assets resulting from operations                           13,294,692               4,556,189
-------------------------------------------------------------------  ----------------------  ---------------------
NET EQUALIZATION CREDITS (DEBITS)--                                              (44,937)               (520,115)
-------------------------------------------------------------------  ----------------------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------
Distributions from net investment income                                     (10,892,677)            (26,705,009)
-------------------------------------------------------------------
Distributions in excess of net investment income                                 (66,814)(a)            (353,704)(a)
-------------------------------------------------------------------  ----------------------  ---------------------
     Change in net assets resulting from distributions to
     shareholders                                                            (10,959,491)            (27,058,713)
-------------------------------------------------------------------  ----------------------  ---------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------
Proceeds from sale of shares                                                   8,502,945              44,883,593
-------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                              4,783,113              12,180,724
-------------------------------------------------------------------
Cost of shares redeemed                                                      (80,388,711)           (413,160,135)
-------------------------------------------------------------------  ----------------------  ---------------------
     Change in net assets resulting from share
     transactions                                                            (67,102,653)           (356,095,818)
-------------------------------------------------------------------  ----------------------  ---------------------
          Change in net assets                                               (64,812,389)           (379,118,457)
-------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------
Beginning of period                                                          419,094,822             798,213,279
-------------------------------------------------------------------  ----------------------  ---------------------
End of period                                                           $    354,282,433       $     419,094,822
-------------------------------------------------------------------  ----------------------  ---------------------


(a) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)




Fortress Adjustable Rate U.S. Government Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                           ENDED
                                        (UNAUDITED)
                                        AUGUST 31,           YEAR ENDED FEBRUARY 28 OR 29,
                                           1995         1995       1994       1993       1992(A)
NET ASSET VALUE, BEGINNING OF PERIOD     $   9.46     $    9.79  $    9.90  $    9.98   $    10.00
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
  Net investment income                      0.26          0.47       0.43       0.53         0.47
-------------------------------------
  Net realized and unrealized gain
  (loss) on investments                      0.06         (0.32)     (0.11)     (0.08)       (0.06)
-------------------------------------  -------------  ---------  ---------  ---------  -----------
  Total from investment operations           0.32          0.15       0.32       0.45         0.41
-------------------------------------  -------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-------------------------------------
  Distributions from net investment
  income                                    (0.26 )       (0.47)     (0.43)     (0.53)       (0.42)
-------------------------------------
  Distributions in excess of net
  investment income                         (0.01 )(b)     (0.01)(b)    --     --            (0.01)(b)
-------------------------------------  -------------  ---------  ---------  ---------  -----------
  Total distributions                       (0.27 )       (0.48)     (0.43)     (0.53)       (0.43)
-------------------------------------  -------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD           $   9.51     $    9.46  $    9.79  $    9.90   $     9.98
-------------------------------------  -------------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                             3.44%         1.58%      3.27%      4.58%        4.14%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
  Expenses                                   1.02%*        1.02%      1.02%      1.01%        0.63%*
-------------------------------------
  Net investment income                      5.61%*        4.76%      4.38%      5.29%        6.79%*
-------------------------------------
  Expense waiver/ reimbursement (d)          0.34%*        0.30%      0.24%      0.01%        0.37%*
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
  Net assets, end of period (000
  omitted)                               $354,282      $419,095   $798,213 $1,136,198     $965,289
-------------------------------------
  Portfolio turnover                            83  %       170%        40%        56%         22 %
-------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from July 25, 1991 (date of initial public investment) to February 29, 1992.

 (b) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




Fortress Adjustable Rate U.S. Government Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
August 31, 1995
(unaudited)

(1) ORGANIZATION

Fortress Adjustable Rate U.S. Government Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.




Fortress Adjustable Rate U.S. Government Fund, Inc.

--------------------------------------------------------------------------------

     At August 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $41,020,800 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR          EXPIRATION AMOUNT
          2000                 $       135,570
          2001                 $     6,101,688
          2002                 $    12,916,149
          2003                 $    21,867,393


     Additionally, net capital losses of $5,022,868 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent on a per share basis, to the amount of undistributed net investment on the date of the transaction) is credited or charged to undistributed net investment income.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund loans mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

     DEFERRED EXPENSES--The costs incurred by the fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.




Fortress Adjustable Rate U.S. Government Fund, Inc.

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

At August 31, 1995, there were 5,000,000,000 shares of $.001 par value capital stock authorized. Transactions in shares were as follows:

                                                                 SIX MONTHS ENDED       YEAR ENDED FEBRUARY 28,
                                                                  AUGUST 31, 1995                1995
Shares sold                                                              894,322                 4,668,005
-----------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                   503,533                 1,282,617
-----------------------------------------------------------
Shares redeemed                                                       (8,445,411)              (43,186,417)
-----------------------------------------------------------         ------------        -----------------------
Net change resulting from share transactions                          (7,047,556)              (37,235,795)
-----------------------------------------------------------         ------------        -----------------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     DISTRIBUTIONS SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Fund , annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.




Fortress Adjustable Rate U.S. Government Fund, Inc.

--------------------------------------------------------------------------------

     TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
August 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
Purchases                                                                                           $  312,217,116
--------------------------------------------------------------------------------------------------  --------------
Sales                                                                                               $  300,138,355
--------------------------------------------------------------------------------------------------  --------------





Directors                              Officers

--------------------------------------------------------------------------------

John F. Donahue                        John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                    Richard B. Fisher
William J. Copeland                      President
James E. Dowd                          J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Richard B. Fisher                      Edward C. Gonzales
Edward L. Flaherty, Jr.                  Executive Vice President
Peter E. Madden                        John W. McGonigle
Gregor F. Meyer                          Executive Vice President and Secretary
John E. Murray, Jr.                    David M. Taylor
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                      Charles H. Field
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


[LOGO]

Federated Securities Corp.
--------------------------------------------------------------------------------
Distributor

A subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 349554105